RJ Eagle Municipal Income ETF
Schedule of Investments
March 31, 2026 (Unaudited)

MUNICIPAL BONDS - 98.6%	Par	Value
Alabama - 7.4%
Albertville Board of Education, 4.40%, 02/01/2045	$130,000	$129,042
Black Belt Energy Gas District, 5.00%, 10/01/2055 (a)	765,000	807,046
Mobile County Industrial Development Authority, 5.00%, 06/01/2054 (b)	500,000	475,944
Southeast Energy Authority A Cooperative District, 5.25%, 11/01/2055 (a)	590,000	636,847
		2,048,879

Arizona - 2.9%
City of Phoenix Civic Improvement Corp., 4.00%, 07/01/2038 (b)	395,000	382,841
Industrial Development Authority of the County of Pima, 5.00%, 07/01/2037 (Obligor: Ctr For Academic Success)	430,000	433,550
		816,391

Arkansas - 0.7%
Arkansas Development Finance Authority, 5.00%, 09/01/2037 (Obligor: Baptist Mem Hlth Oblg Grp)	75,000	76,556
University of Arkansas, 5.00%, 11/01/2037 (Obligor: Univ Of Ar Fayetteville)	100,000	110,242
		186,798

California - 3.4%
California Municipal Finance Authority, 5.00%, 01/01/2036 (Obligor: Northern Calif Ret Ofcrs)	270,000	278,656
California Statewide Communities Development Authority, 5.00%, 09/02/2038	515,000	542,297
El Dorado Irrigation District, 4.00%, 03/01/2046	145,000	138,896
		959,849

Colorado - 3.6%
City of Colorado Springs CO Utilities System Revenue, 5.00%, 11/15/2048	450,000	456,593
City of Fort Collins CO Electric Utility Enterprise Revenue, 5.00%, 12/01/2039	95,000	97,947
Colorado Health Facilities Authority
4.00%, 08/01/2038 (Obligor: Commonspirit Hlth Oblig)	240,000	235,079
5.00%, 12/01/2043 (Obligor: Craig Hospital Oblig Grp)	95,000	98,950
Park Creek Metropolitan District, 5.00%, 12/01/2038	95,000	102,095
		990,664

Florida - 10.5%
City of Jacksonville FL, 5.00%, 08/15/2033 (Obligor: Baptist Hlth Sys Oblg Grp)	105,000	107,084
City of Pensacola FL Airport Revenue, 5.25%, 10/01/2041 (b)	275,000	297,979
City of Sunrise FL, 3.00%, 10/01/2050	495,000	350,555
County of Lee FL Airport Revenue, 5.00%, 10/01/2032 (b)	70,000	75,804
County of Miami-Dade Seaport Department, 5.00%, 10/01/2034 (b)	85,000	90,827
Florida Development Finance Corp., 5.00%, 02/01/2037 (Obligor: Shands Jacksonville Oblig)	465,000	480,889
Florida Higher Educational Facilities Financing Authority, 5.00%, 10/01/2036 (Obligor: Florida Institute Of Tech)	110,000	112,103
Greater Orlando Aviation Authority
5.25%, 11/01/2034 (Obligor: United Airlines Inc) (b)	500,000	521,628
5.25%, 10/01/2045 (b)	180,000	189,854
School District of Broward County/FL, 5.00%, 07/01/2034	210,000	214,378
State of Florida Department of Transportation Turnpike System Revenue, 4.00%, 07/01/2044	475,000	467,658
		2,908,759

Georgia - 3.3%
Atlanta Urban Residential Finance Authority, 4.95%, 06/01/2046 (Obligor: Ccp Residential I Llc)	100,000	100,487
City of Atlanta GA Airport Passenger Facility Charge, 5.25%, 07/01/2043 (b)	315,000	335,578
Main Street Natural Gas, Inc., 5.00%, 12/01/2054 (a)	455,000	480,155
		916,220

Illinois - 7.1%
Chicago Board of Education, 5.00%, 12/01/2034	100,000	100,903
City of Chicago IL, 5.00%, 01/01/2033	135,000	140,662
City of Chicago IL Wastewater Transmission Revenue, 5.00%, 01/01/2037	435,000	440,079
County of Cook IL Sales Tax Revenue, 5.00%, 11/15/2034	100,000	102,793
Illinois Finance Authority, 5.00%, 07/01/2043	90,000	97,522
Illinois State Toll Highway Authority
5.00%, 01/01/2042	455,000	464,775
5.00%, 01/01/2044	175,000	185,487
Will County Township High School District No 204 Joliet, 5.00%, 01/01/2036	435,000	440,553
		1,972,774

Indiana - 3.4%
Concord Community Schools Building Corp., 5.00%, 07/15/2039	300,000	325,979
Greater Clark Building Corp., 5.00%, 07/15/2040	340,000	363,425
Noblesville Community Development Corp., 5.00%, 08/01/2041	105,000	111,826
Wayne Township School Building Corp./Marion County IN, 5.00%, 07/15/2041	140,000	146,641
		947,871

Kansas - 0.4%
City of Lawrence KS, 5.00%, 07/01/2043 (Obligor: Lawrence Memorial Hosp)	100,000	100,708

Kentucky - 2.3%
Kentucky Public Energy Authority, 5.25%, 04/01/2054 (a)	265,000	283,753
Kentucky Rural Water Finance Corp., 2.00%, 02/01/2034	300,000	254,403
Kentucky State Property & Building Commission, 5.00%, 10/01/2032	110,000	111,273
		649,429

Louisiana - 2.1%
Louisiana Public Facilities Authority, 5.00%, 01/01/2038 (Obligor: South Quad L3c)	90,000	99,331
New Orleans Aviation Board
5.25%, 01/01/2041 (b)	270,000	287,185
5.00%, 01/01/2044	205,000	213,652
		600,168

Massachusetts - 0.4%
Massachusetts Development Finance Agency, 5.00%, 10/01/2035 (Obligor: Simmons University)	105,000	100,235

Michigan - 0.7%
Chippewa Valley Schools, 5.00%, 05/01/2039	125,000	135,392
Dexter Community Schools, 6.00%, 05/01/2026	70,000	70,197
		205,589

Minnesota - 2.2%
City of Minneapolis MN, 5.00%, 11/15/2034 (Obligor: Fairview Hlth Svcs Oblig)	205,000	210,412
Minnesota Agricultural & Economic Development Board, 4.00%, 01/01/2049 (Obligor: Healthpartners Oblig Grp)	180,000	158,025
Warroad Independent School District No 690, 5.00%, 02/01/2035	235,000	246,933
		615,370

Missouri - 0.4%
City of Smithville MO, 5.00%, 09/01/2036	95,000	104,759

Nebraska - 1.6%
Central Plains Energy Project, 5.00%, 05/01/2053 (a)	425,000	443,866

New Hampshire - 1.0%
New Hampshire Housing Finance Authority, 4.00%, 07/01/2039	280,000	276,238

New Jersey - 1.3%
New Jersey Higher Education Student Assistance Authority, 5.00%, 12/01/2028 (b)	225,000	234,965
Tobacco Settlement Financing Corp., 5.00%, 06/01/2031	120,000	124,301
		359,266

New York - 4.8%
City of New York NY, 5.00%, 12/01/2039	180,000	186,517
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.00%, 05/01/2044	725,000	772,731
New York State Housing Finance Agency, 2.10%, 11/01/2035	205,000	168,744
New York Transportation Development Corp., 4.00%, 10/31/2034 (Obligor: Empire St Thruway Partnrs) (b)	200,000	200,719
		1,328,711

North Carolina - 1.6%
North Carolina Medical Care Commission, 5.00%, 12/01/2034 (Obligor: Chapel Hill Resdl Ret Obl)	415,000	455,341

Ohio - 7.7%
County of Cuyahoga OH
5.00%, 01/01/2034 (Obligor: Musical Arts Association)	100,000	104,947
5.00%, 01/01/2041 (Obligor: Musical Arts Association)	600,000	615,970
County of Montgomery OH, 5.00%, 08/01/2039 (Obligor: Kettering Health Network)	530,000	553,143
Ohio Higher Educational Facility Commission
4.00%, 07/01/2039 (Obligor: Otterbein Homes Oblig Grp)	620,000	606,252
5.00%, 02/01/2041 (Obligor: University Of Dayton)	260,000	273,815
		2,154,127

Oklahoma - 2.8%
Mcintosh County Educational Facilities Authority, 5.00%, 09/01/2041	425,000	432,509
Oklahoma City Airport Trust, 5.00%, 07/01/2034 (b)	335,000	345,557
		778,066

Pennsylvania - 3.9%
Dallastown Area School District, 5.00%, 03/15/2044	460,000	486,461
Pennsylvania Housing Finance Agency, 4.95%, 10/01/2038	435,000	454,080
Philadelphia Authority for Industrial Development, 5.00%, 12/01/2034	135,000	137,375
		1,077,916

South Carolina - 1.4%
South Carolina Jobs-Economic Development Authority, 5.00%, 12/01/2039 (Obligor: Lowcountry Leadership Chr) (c)	290,000	283,198
South Carolina State Housing Finance & Development Authority, 5.00%, 01/01/2034	100,000	110,670
		393,868

Tennessee - 2.7%
Johnson City Health & Educational Facilities Board, 5.00%, 07/01/2034 (Obligor: Ballad Health Oblig Group)	120,000	130,380
Knox County Health Educational & Housing Facility Board, 5.00%, 01/01/2036 (Obligor: Covenant Hlth Oblig Grp)	100,000	101,077
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 5.00%, 10/01/2034 (Obligor: Trevecca Nazerene Univ)	395,000	400,212
Metropolitan Nashville Airport Authority, 5.00%, 07/01/2037 (b)	105,000	109,462
		741,131

Texas - 9.5%
City of Bryan TX Electric System Revenue, 3.00%, 07/01/2038	280,000	248,342
City of Celina TX, 4.00%, 09/01/2043	230,000	218,986
City of Houston TX Airport System Revenue, 5.00%, 07/01/2030 (b)	585,000	608,151
City of Laredo TX, 5.00%, 02/15/2043	200,000	215,887
County of Midland TX, 5.00%, 02/15/2044	215,000	226,009
El Paso County Hospital District, 5.00%, 08/15/2037	150,000	151,244
Galveston Independent School District, 4.00%, 02/01/2048	165,000	150,598
Harris County Municipal Utility District No 171, 4.13%, 12/01/2040	100,000	98,378
Lamar Consolidated Independent School District, 5.00%, 02/15/2041	155,000	164,744
Riceland Management District, 4.50%, 09/01/2047	80,000	75,522
Sunfield Municipal Utility District No 1, 4.00%, 09/01/2033	100,000	101,156
Town of Pantego TX, 4.00%, 08/15/2042	130,000	126,751
Washington County Junior College District, 2.25%, 10/01/2038	355,000	262,543
		2,648,311

Utah - 3.4%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2031 (b)	305,000	311,506
5.00%, 07/01/2031 (b)	605,000	627,886
		939,392

Virginia - 0.6%
Virginia Housing Development Authority, 3.00%, 03/01/2042	190,000	159,141

Washington - 4.7%
City of Poulsbo WA, 5.00%, 12/01/2044	500,000	533,962
Clark County Public Utility District No 1 Electric Revenue, 5.00%, 01/01/2042	145,000	151,728
King County Public Hospital District No 1, 5.00%, 12/01/2035	275,000	284,623
Port of Seattle WA, 5.00%, 07/01/2037 (b)	115,000	124,319
State of Washington, 5.00%, 02/01/2038	195,000	208,399
		1,303,031

Wisconsin - 0.8%
Public Finance Authority, 5.00%, 06/15/2039 (Obligor: Piedmont Cmnty Chtr Sch)	225,000	226,803
TOTAL MUNICIPAL BONDS (Cost $27,667,539)		27,409,671

TOTAL INVESTMENTS - 98.6% (Cost $27,667,539)		27,409,671
Other Assets in Excess of Liabilities - 1.4%		391,472
TOTAL NET ASSETS - 100.0%		$27,801,143

Percentages are stated as a percent of net assets.

(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2026.

(b)	Security subject to the Alternative Minimum Tax ("AMT"). As of March 31, 2026, the total value of securities subject to the AMT was $5,220,205 or 18.8% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

RJ Eagle Municipal Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$27,409,671	$–	$27,409,671
Total Investments	$–	$27,409,671	$–	$27,409,671

Refer to the Schedule of Investments for further disaggregation of investment categories.